Income Taxes	6 Months Ended
Jun. 30, 2022
Income Taxes And Deferred Taxes [Abstract]
Income taxes	Income taxesThe Group has in recent years reported operating losses that resulted in a tax loss carry-forward in Switzerland of TCHF 212,218 as of December 31, 2021.In the six months period, the Group generated taxable income primarily as a result of the revenue generated from the exercise of the Option and Equity Rights Agreement by Novartis followed by the signing of a license agreement (note 5.1). Income tax expense has been calculated for the period ended on June 30, 2022, based on the Group's best estimate of the effective income tax rate expected for the full financial year, being 0% on June 30, 2022, given that the taxable income is anticipated to be offset by the utilization of the Company's tax losses.Given its past history of operating losses and no tax profitability in prior periods,the Group did not recognize any deferred tax assets in relation to its tax losses and other tax deductible temporary differences.